Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 01, 2017 shares	Jul. 23, 2014 shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of awards vested expenses recognized			¥ 30,212	$ 4,741	¥ 28,858	¥ 47,284
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			24,640	3,867	38,585	53,338
Fair value of awards vested expenses recognized			30,212	$ 4,741	¥ 28,858	¥ 47,284
Unrecognized share-based compensation expense			¥ 17,366				$ 2,725
Unrecognized share-based compensation expense estimated weighted-average period			1 year 10 months 9 days	1 year 10 months 9 days
Weighted average grant-date fair value per share, granted | (per share)			¥ 24.61	$ 3.86	¥ 18.97	¥ 50.18
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant-date fair value per share, granted | (per share)			¥ 13.92	$ 2.18	¥ 20.41	¥ 45.09
Unrecognized share-based compensation cost			¥ 1,144				$ 180
2014 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period		4 years
Common shares reserved for issuance		5,500,000
Share available for grant			37,911				37,911
2014 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period		10 years
2017 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period	4 years
Common shares reserved for issuance	6,015,137
Share available for grant			934,572				934,572
2017 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period	10 years
2021 incentive plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period			4 years	4 years
Awards expiration period			10 years	10 years
Common shares reserved for issuance			4,000,000				4,000,000
Share available for grant			4,000,000				4,000,000
2014, 2017 and 2021 Plans
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period			10 years	10 years
2014, 2017 and 2021 Plans | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period			4 years	4 years
2014, 2017 and 2021 Plans | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period			1 year	1 year